Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Line Items]
Salary expenses	$ 598	$ 615	$ 596
Chief Executive Officer [Member]
Related Parties [Line Items]
Short-term accrual amount	$ 240	$ 240